Equity - Schedule of Appropriated and Unappropriated Retained Earnings (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Retained earnings [abstract]
Legal reserves	[1]	₩ 1,436,870		₩ 1,219,810
Voluntary reserves		982,000		982,000
Retained earnings	[2]	35,914,871		32,606,410
Total		38,333,741	$ 26,536,804	34,808,220
Retained Earnings Restricted For Dividend At Subsidiaries Level Pursuant To Law And Regulations		₩ 4,190,070		₩ 4,370,051

[1]	With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches the aggregate amount of its paid-in capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.
[2]	The regulatory reserve for credit losses the Group appropriated in retained earnings is ￦ 4,370,051 million and ￦ 4,190,070 million for the years ended December 31, 2024 and 2025, respectively.